Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts (in Dollars)	$ 23,278	$ 766
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	639,065,172	568,847,967
Common stock, shares outstanding	639,065,172	568,847,967